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                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment             [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Columbia Management Investment Advisers, LLC
          145 Ameriprise Financial Center
          Minneapolis, MN 55474-0000

Form 13F File Number: 28-10477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy Johnson
Title:    Chief Operating Officer, Columbia Management Investment Advisers, LLC
Phone:    612-671-2576

Signature, Place, and Date of Signing:

 /s/ Amy Johnson           Minneapolis, MN             July 9, 2011
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[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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Form 13F File Number                Name
28-139                              Ameriprise Financial, Inc.